UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21102

                       THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
                      (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                           NEW YORK, NEW YORK 10006-1404
                 (Address of principal executive offices) (Zip code)

                              CLIFFORD E. LAI, PRESIDENT
                 THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30th



Date of reporting period:  May 31, 2003

Item 1. Reports to Stockholders.

                                  THE HYPERION
                                    STRATEGIC
                                    MORTGAGE
                                     INCOME
                                   FUND, INC.

                               Semi-Annual Report



                                  May 31, 2003

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2003



Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Strategic Mortgage Income Fund, Inc. (the "Fund") for the semi-annual period ended May 31, 2003. The Fund is a closed-end bond fund whose shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HSM".

Description of the Fund

The Fund is a diversified closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities that offer an attractive combination of credit quality, yield and maturity. The Fund's secondary investment objective is to provide capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment-grade mortgage-backed securities ("MBS") including Agency MBS, non-Agency Residential MBS ("RMBS"), and Commercial MBS ("CMBS"), and may invest up to 20% of its total assets in U.S. Government securities, cash or other short term instruments.

The Fund's total return, based on market price, was 13.92% for the six months ended May 31, 2003. Based on the NYSE closing price of $14.89 on May 31, 2003, the Fund had a yield of 8.70%.

As of May 31, 2003, the Fund, inclusive of the effect of leverage, was managed with an average duration (duration measures a bond portfolio's price sensitivity to interest rate changes) of 3.6 years, as measured on a net asset basis.

Market Environment

The economy has continued to weaken since the Fund's last reporting date of November 30, 2002. The consumer sector, which has held up the best in the recession thus far, suffered as unemployment escalated to an 8-year high of 6.1% in May. During the period, retail sales and car purchases slowed and consumer confidence dropped to 10-year lows. The war in Iraq also dampened economic activity.

While interest rates had been falling lower, the pace of their decline accelerated during the period. Federal Reserve comments about deflation and its potentially negative impact on the already weak economy drove interest rates to the lowest levels since the 1950s.

One bright spot in the market has been the increased demand for corporate bonds. This demand led to a narrowing of corporate bond spreads, reducing the cost of debt and making the credit markets accessible to some corporations that have had difficulty issuing debt in the past. The high yield corporate bond market rallied strongly, supported by apparent efforts by many corporations to improve their balance sheets. All of these factors could help improve corporate profitability going forward and set the foundation for an economic recovery in the future.

While signs point to economic recovery, there are factors that lead us to believe difficulty lies ahead. Although the Federal Reserve is doing everything in its power to resuscitate the economy by lowering interest rates, we believe that continued economic restructuring from the excesses of the late 1990s, rising unemployment at the state and local municipality levels in reaction to their budget deficits and a weak global economy will keep a damper on the economy. Time will be the critical medicine that will cure the economy. As a result, we expect interest rates to remain low at least for the remainder of 2003, with no move on the part of the Federal Reserve to raise interest rates until 2004.

Portfolio Strategy

The Fund's assets continued to be allocated primarily among the Agency MBS, non-Agency residential MBS (RMBS) and commercial MBS (CMBS) sectors. However, in light of the weakening economy, an increase in commercial real estate delinquencies and narrowing yield spreads on CMBS, we have slightly reduced the CMBS exposure to approximately 19% of the Fund's total assets. As our economic outlook above suggests, we believe that a continued slow economy and potential for higher unemployment will extend the slight downturn we are experiencing in the commercial real estate market. We will continue to monitor the situation and seek opportunities to move back into CMBS at an opportune time. The decline in the CMBS allocation has been balanced by an increased allocation to the U.S. Treasury and Agency MBS sectors.

Due to the dramatic decline in interest rates, mortgage prepayment activity has been at record high levels. At inception, the Fund had been structured to achieve a balance against prepayment risk. On the one hand, prepayments on premium priced Agency MBS have resulted in additional cash flow being reinvested at lower yields, which has the effect of putting downward pressure on the dividend. However, the portfolio has a large percentage in discount priced non-Agency MBS. Higher prepayments on these have the effect of increasing income available for the dividend. Thus far, this balance has mitigated any need to change the dividend payout of the Fund. We will continue to manage prepayment risk in the portfolio. However, low interest rates over an extended period of time could eventually cause the dividend to drop.

While most of our RMBS exposure is in 30-year fixed rate mortgages, we have a moderate exposure to Hybrid Adjustable-Rates Mortgages (ARMs), where the mortgage rates are fixed for 3 to 7 years before resetting at a floating rate. A large supply of Hybrid ARMs has made that sector attractive, allowing us to add marginally to our exposure.

We continue to manage the portfolio at full leverage, to take advantage of historically low borrowing rates.

Of the Fund's total assets, 36.7% and 1.8% are invested in securities issued by Fannie Mae and Freddie Mac, respectively. These securities are collateralized by residential mortgage loans and are structured as either pass-throughs or collateralized mortgage obligations. We have monitored the recent developments at Freddie Mac and Fannie Mae and we remain confident that the creditworthiness of these securities has not and will not be impacted in the future.

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek out investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund's objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLIFFORD E. LAI

CLIFFORD E. LAI
President,
The Hyperion Strategic Mortgage Income Fund, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.

/s/ JOHN H. DOLAN

JOHN H. DOLAN
Vice President,
The Hyperion Strategic Mortgage Income Fund, Inc.
Chief Investment Officer,
Hyperion Capital Management, Inc.


THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments - (Unaudited)                  Interest     Maturity                        Value
May 31, 2003                                              Rate                     Principal       (Note 2)
                                                                                    Amount
                                                                                    (000s)


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 76.4%
U.S. Government Agency Pass-Through Certificates - 58.0%
 Federal Home Loan Mortgage Corporation
  Pool C68878                                               7.00%        06/01/32    $ 1,097#         $ 1,151,067
  Pool C69047                                                7.00        06/01/32       2,681           2,812,802
                                                                                                             --------
                                                                                                        3,963,869
                                                                                                             --------
 Federal National Mortgage Association
  Pool 694391                                                5.50        03/01/33       5,482           5,692,901
  Pool 617729                                                6.00        07/01/32       2,944           3,059,034
  Pool 650718                                                6.00        07/01/32     13,730@          14,267,261
  Pool 650133                                                6.00        07/01/32     16,306@          16,944,641
  Pool 626299                                                7.00        06/01/32       2,094           2,205,848
  Pool 635095                                                7.00        06/01/32       2,947           3,103,979
  Pool 641575                                                7.00        04/01/32       1,210           1,274,524
  Pool 645399                                                7.00        05/01/32       7,773           8,188,210
  Pool 645466                                                7.00        05/01/32       6,727           7,085,974
  Pool 650131                                                7.00        07/01/32       3,449           3,632,943
  Pool 636449                                                8.50        04/01/32     15,602@          16,795,393
                                                                                                             --------
                                                                                                       82,250,708
                                                                                                             --------
Total U.S. Government Agency Pass-Through Certificates
(Cost - $85,002,633)                                                                                   86,214,577
                                                                                                             --------
U.S. Treasury Obligations - 18.4%
 United States Treasury Notes
                                                             3.63        05/15/13       5,500           5,625,466
                                                             3.88        02/15/13      9,200@           9,608,250
                                                             4.00        11/15/12     11,500@          12,139,688
                                                                                                             --------
Total U.S. Treasury Obligations
(Cost - $26,454,368)                                                                                   27,373,404
                                                                                                             --------
Total U.S. Government & Agency Obligations
(Cost - $111,457,001)                                                                                 113,587,981
                                                                                                             --------
--------
ASSET-BACKED SECURITIES - 2.7%
Housing Related Asset-Backed Securities - 2.7%
 Long Beach Mortgage Loan Trust
  Series 2002-5, Class M2
(Cost - $4,000,000)                                         3.32+        11/25/32       4,000           3,999,996
                                                                                                             --------
--------
COMMERCIAL MORTGAGE BACKED SECURITIES - 29.4%
 Bear Stearns Commercial Mortgage Securities
  Series 1999-C1, Class G*                                   5.64        02/14/31       2,390           2,085,594
  Series 1999-C1, Class D                                    6.53        10/14/13       2,500           2,866,955
  Series 2000-WF1, Class E                                  8.14+        02/15/32       2,000           2,460,306
                                                                                                             --------
                                                                                                        7,412,855
                                                                                                             --------
 GE Capital Commercial Mortgage Corp.
  Series 2002-2A, Class G*                                   6.04        08/11/36       3,000           3,320,682
  Series 2000-1, Class G*                                    6.13        01/15/33       2,000           1,896,790
  Series 2002-2A, Class H*                                   6.31        08/11/36       2,000           2,176,162
  Series 2000-1, Class E                                    7.44+        01/15/33       1,000           1,178,045
                                                                                                             --------
                                                                                                        8,571,679
                                                                                                             --------
 Government Lease Trust
  Series 1999-C1A, Class B3                                  4.00        05/18/11       2,500           2,416,937
 JP Morgan Commercial Mortgage Finance Corp.
  Series 1999-C7, Class F*                                   6.00        10/15/35       2,000           1,935,702

---See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments - (Unaudited)                  Interest     Maturity                        Value
May 31, 2003                                              Rate                     Principal       (Note 2)
                                                                                    Amount
                                                                                    (000s)






COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
 Morgan Stanley Capital I
  Series 1999-FNV1, Class A2                                6.53%        03/15/31     $ 2,000         $ 2,328,540
  Series 1999-WF1, Class E                                  7.16+        11/15/31       5,500           6,410,756
  Series 1999-FNV1, Class E                                 7.47+        03/15/31       2,000           2,359,496
                                                                                                             --------
                                                                                                       11,098,792
                                                                                                             --------
 Morgan Stanley Dean Witter Capital I
  Series 2001-TOP1, Class A4                                 6.66        02/15/33       4,500           5,353,425
 Nationslink Funding Corp.
  Series 1998-2, Class E                                     7.11        08/20/30       4,000           4,497,160
 UBS 400 Atlantic Street Mortgage Trust
  Series 2002-C1A, Class B3                                  7.19        01/11/22       2,000           2,325,940
                                                                                                             --------
Total Commercial Mortgage Backed Securities
(Cost - $40,425,547)                                                                                   43,612,490
                                                                                                             --------
--------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 40.4%
Subordinated collateralized Mortgage Obligations -
40.4%
 ABN AMRO Mortgage Corp.
  Series 2002-7, Class B2                                   6.20+        09/25/32       1,074           1,133,543
 Bank of America Mortgage Securities, Inc.
  Series 2002-H, Class B5                                   4.68+        08/25/32         376             316,929
  Series 2002-H, Class B6                                   4.68+        08/25/32         939             369,594
  Series 2002-H, Class B4                                   4.68+        08/25/32         563             546,811
  Series 2002-I, Class B4                                   4.74+        08/25/32       1,020             990,053
  Series 2002-10, Class 1B3                                  6.00        11/25/32       1,491           1,511,869
  Series 2002-8, Class 1B1                                   6.25        09/25/32       7,369           8,072,210
  Series 2002-8, Class 1B4*                                  6.25        09/25/32       1,092           1,063,980
  Series 2002-8, Class 1B5*                                  6.25        09/25/32         818             585,090
  Series 2002-8, Class 1B6*                                  6.25        09/25/32         819             225,932
  Series 2002-9, Class 1B3                                   6.25        10/25/32       1,788           1,885,145
  Series 2002-9, Class 1B4                                   6.25        10/25/32       1,192           1,158,737
                                                                                                             --------
                                                                                                       16,726,350
                                                                                                             --------
 Cendant Mortgage Corp.
  Series 2002-4, Class B1                                    6.50        07/25/32       2,674           2,799,084
  Series 2002, Class B2                                      6.50        07/25/32       1,069           1,106,961
  Series 2002-4, Class B3                                    6.50        07/25/32         624             629,502
  Series 2002-4, Class B4                                    6.50        07/25/32         356             326,549
  Series 2002-4, Class B5                                    6.50        07/25/32         267             180,272
  Series 2002-4, Class B6*                                   6.50        07/25/32         356              89,117
                                                                                                             --------
                                                                                                        5,131,485
                                                                                                             --------
 Citicorp Mortgage Securities, Inc.
  Series 2002-8, Class B1                                   6.02+        07/25/32       3,640           3,768,461
  Series 2002-8, Class B2                                   6.02+        07/25/32       1,584           1,630,398
  Series 2002-8, Class B3                                   6.02+        07/25/32         791             807,756
                                                                                                             --------
                                                                                                        6,206,615
 Countrywide Home Loans
  Series 2001-12, Class B4                                   6.50        07/25/31         899             764,597
  Series 2001-12, Class B5                                   6.50        07/25/31       1,130             341,975
                                                                                                             --------
                                                                                                        1,106,572
                                                                                                             --------
 G3 Mortgage Reinsurance Ltd.
  Series 1, Class E*                                       21.32+        05/25/08       4,623           5,085,441
 Residential Finance Ltd. Partnership
  Series 2002-A, Class B5*                                  3.66+        10/10/34       1,990           1,994,246
  Series 2002-A, Class B7                                   6.81+        10/10/34       2,003           2,021,653
                                                                                                             --------
                                                                                                        4,015,899
                                                                                                             --------

---
See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments - (Unaudited)                  Interest     Maturity                        Value
May 31, 2003                                              Rate                     Principal       (Note 2)
                                                                                    Amount
                                                                                    (000s)






NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
 Residential Funding Mortgage Security I
  Series 2003-S7, Class B3                                  5.50%        05/25/33       $ 330           $ 203,506
  Series 2003-S7, Class B2                                   5.50        05/25/33         546             146,330
  Series 2002-S10, Class B1*                                 6.50        07/25/32         717             666,649
  Series 2002-S10, Class B2*                                 6.50        07/25/32         538             349,972
  Series 2002-S10, Class B3*                                 6.50        07/25/32         538             152,106
                                                                                                             --------
                                                                                                        1,518,563
                                                                                                             --------
 Structured Asset Mortgage Investments, Inc.
  Series 2002-AR1, Class B4*                                5.09+        03/25/32       1,503           1,432,639
 Washington Mutual Mortgage Securities Corp.
  Series 2002-AR12, Class B4                                4.77+        10/25/32       1,993           1,749,357
  Series 2002-AR12, Class B5*                               4.77+        10/25/32       1,495           1,010,006
  Series 2002-AR12, Class B6*                               4.77+        10/25/32       2,493             599,174
  Series 2002-AR10, Class B4*                               5.08+        10/25/32       2,594           2,391,853
  Series 2002-AR10, Class B5*                               5.08+        10/25/32       1,945           1,448,210
  Series 2002-AR10, Class B6*                               5.08+        10/25/32       3,245             829,606
  Series 2002-AR11, Class B5*                               5.21+        10/25/32       1,489           1,302,584
  Series 2002-AR11, Class B6*                               5.21+        10/25/32       2,482           1,240,856
                                                                                                             --------
                                                                                                       10,571,646
                                                                                                             --------
 Wells Fargo Mortgage Backed Securities Trust
  Series 2002-10, Class B5*                                  6.00        06/25/32         372             306,626
  Series 2002-15, Class B1                                   6.50        08/25/32       5,166           5,371,805
  Series 2002-15, Class B4                                   6.50        08/25/32         596             598,687
  Series 2002-15, Class B5*                                  6.50        08/25/32         795             694,809
  Series 2002-15, Class B6*                                  6.50        08/25/32         596             174,470
                                                                                                             --------
                                                                                                        7,146,397
                                                                                                             --------
Total Subordinated collateralized Mortgage Obligations
(Cost - $58,210,669)                                                                                   60,075,150
                                                                                                             --------
Total Non-Agency Residential Mortgage Backed Securities
(Cost - $58,210,669)                                                                                   60,075,150
                                                                                                             --------
--------
REPURCHASE AGREEMENTS - 0.8%
 Dated 5/30/03, with State Street Corp.; proceeds:
 $1,223,051; collateralized by $1,115,000 USTB, 5.25%,
 due 11/15/28, value $1,250,194
(Cost - $1,223,000)                                          0.50        06/02/03       1,223           1,223,000
                                                                                                             --------
--------
Total Investments - 149.7%
(Cost - $215,316,217)                                                                                 222,498,617
Liabilities in Excess of Other Assets - (49.7)%                                                      (73,842,058)
                                                                                                             --------
NET ASSETS - 100.0%                                                                                 $ 148,656,559
                                                                                                        =========

@ - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 5)

+  -  Variable Rate Security: Interest rate is the rate in effect May 31, 2003.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

# - Portion or entire principal amount is held as collateral for open futures contracts. (Note 7)

USTB  -  United States Treasury Bonds.

---

See notes to financial statements.


THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Assets and Liabilities - (Unaudited)
May  31, 2003

Assets:
Investments in securities, at market (cost $215,316,217) (Note 2)                                        $ 222,498,617
Cash                                                                                                            22,513
Interest receivable                                                                                          1,200,442
Receivable due from transfer agent                                                                              21,046
Principal paydowns receivable                                                                                    9,815
Prepaid expenses and other assets                                                                              134,790
                                                                                                                  --------
   Total assets                                                                                            223,887,223
                                                                                                                  --------
Liabilities:
Reverse repurchase agreements (Note 5)                                                                      68,200,350
Interest payable for reverse repurchase agreements (Note 5)                                                     28,997
Payable for investments purchased                                                                            5,614,596
Unrealized depreciation on swap contracts (Note 7)                                                             834,254
Payable on open swap contracts                                                                                 381,376
Investment advisory fee payable (Note 3)                                                                        81,229
Administration fee payable (Note 3)                                                                             24,993
Payable for variation margin                                                                                    24,909
Accrued expenses and other liabilities                                                                          39,960
                                                                                                                  --------
   Total liabilities                                                                                        75,230,664
                                                                                                                  --------
Net Assets (equivalent to $14.66 per share based on 10,139,728 shares issued and outstanding)            $ 148,656,559
                                                                                                             =========
Composition of Net Assets:
Capital stock, at par value ($.01) (Note 6)                                                                  $ 101,397
Additional paid-in capital (Note 6)                                                                        144,086,535
Accumulated distributions in excess of net investment income                                                 (237,667)
Accumulated net realized loss                                                                              (1,337,479)
Net unrealized appreciation                                                                                  6,043,773
                                                                                                                  --------
Net assets applicable to capital stock outstanding                                                       $ 148,656,559
                                                                                                             =========

---
See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Operations - (Unaudited)
For the Six Months Ended May  31, 2003

Investment Income (Note 2):
 Interest                                                                                                $ 7,343,449
                                                                                                                --------
Expenses:
 Investment advisory fee (Note 3)                                                                            470,813
 Administration fee (Note 3)                                                                                 144,866
 Insurance                                                                                                    53,390
 Custodian                                                                                                    40,015
 Accounting and tax services                                                                                  29,939
 Directors' fees                                                                                              28,006
 Reports to shareholders                                                                                      19,144
 Legal                                                                                                        17,452
 Registration fees                                                                                            15,987
 Transfer agency                                                                                              12,465
 Miscellaneous                                                                                                 7,480
                                                                                                                --------
  Total operating expenses                                                                                   839,557
                                                                                                                --------
   Interest expense on reverse repurchase agreements (Note 5)                                                452,405
   Interest expense on swaps (Note 2)                                                                        259,626
                                                                                                                --------
  Total expenses                                                                                           1,551,588
                                                                                                                --------
  Net investment income                                                                                    5,791,861
                                                                                                                --------
Realized and Unrealized Gain (Loss) on Invesments (Notes 2 and 7):
Net realized gain (loss) on:
 Investments                                                                                                 121,336
 Futures                                                                                                      25,465
 Swap contracts                                                                                            (505,091)
                                                                                                                --------
Net realized loss on investments, futures and swap contracts                                               (358,290)
                                                                                                                --------
Net change in unrealized appreciation/depreciation on:
 Investments                                                                                               8,022,610
 Futures                                                                                                   (182,476)
 Swap contracts                                                                                            (989,857)
                                                                                                                --------
Net change in unrealized appreciation/depreciation on investments, futures and swap contracts              6,850,277
                                                                                                                --------
Net realized and unrealized loss on investments, futures and swap contracts                                6,491,987
                                                                                                                --------
Net increase in net assets resulting from operations                                                    $ 12,283,848
                                                                                                           =========

---
See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statements of Changes in Net Assets



                                                                                        For the Six Months  For the Period
                                                                                               Ended            Ended
                                                                                           May 31, 2003      November 30,
                                                                                            (Unaudited)         2002*
--------
Increase (Decrease) in Net Assets Resulting from Operations:
 Net investment income                                                                       $ 5,791,861       $ 3,692,691
 Net realized loss on investments, futures and swap contracts                                  (358,290)         (847,122)
Net change in unrealized appreciation/depreciation on investments, futures and swap            6,850,277         (806,504)
contracts
                                                                                                    --------              --------
 Net increase in net assets resulting from operations                                         12,283,848         2,039,065
                                                                                                    --------              --------
Dividends to Shareholders (Note 2):
 Net investment income                                                                       (6,569,616)       (3,284,670)
                                                                                                    --------              --------
Capital Stock Transactions (Note 6):
Net proceeds from sale of shares (10,130,000 shares; net of offering costs of $304,111)               --       144,048,389
Net asset value of shares issued through dividend reinvestment (1,432 and 1,278                   21,046            18,497
shares, respectively)
                                                                                                    --------              --------
 Net increase from capital stock transactions                                                     21,046       144,066,886
                                                                                                    --------              --------
 Total increase in net assets                                                                  5,735,278       142,821,281
Net Assets:
 Beginning of period                                                                         142,921,281           100,000
                                                                                                    --------              --------
End of period (including distributions in excess of and undistributed net investment       $ 148,656,559     $ 142,921,281
income of $(237,667) and $540,088, respectively)
                                                                                               =========         =========


---
* Commenced operations on July 26, 2002 See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Statement of Cash Flows - (Unaudited)
For the Six Months Ended May  31, 2003

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
 Interest received (including net accretion of $1,094,944)                                              $ 7,299,387
 Interest expense paid                                                                                    (407,782)
 Operating expenses paid                                                                                  (965,124)
 Purchases of short-term portfolio investments, net                                                     (1,223,000)
 Purchases of long-term portfolio investments                                                          (59,795,431)
 Proceeds from disposition of long-term portfolio investments and principal paydowns                     61,523,471
 Net cash used for futures transactions                                                                   (113,196)
                                                                                                               --------
 Net cash provided by operating activities                                                                6,318,325
                                                                                                               --------
Cash flows used for financing activities:
 Net cash used for reverse repurchase agreements                                                           (63,650)
 Cash dividends paid                                                                                    (6,569,616)
                                                                                                               --------
 Net cash used for financing activities                                                                 (6,633,266)
                                                                                                               --------
Net decrease in cash                                                                                      (314,941)
Cash at beginning of period                                                                                 337,454
                                                                                                               --------
Cash at end of period                                                                                      $ 22,513
                                                                                                          =========
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net
 Cash Provided by Operating Activities:
Net increase in net assets resulting from operations                                                   $ 12,283,848
                                                                                                               --------
 Increase in investments, at cost                                                                       (4,980,219)
 Increase in net unrealized appreciation/depreciation on investments and swaps                          (7,032,753)
 Decrease in interest receivable                                                                            197,941
 Decrease in variation margin receivable                                                                     43,815
 Increase in other assets                                                                                 (116,863)
 Increase in payables and other liabilities                                                               5,922,556
                                                                                                               --------
   Total adjustments                                                                                    (5,965,523)
                                                                                                               --------
 Net cash provided by operating activities                                                              $ 6,318,325
                                                                                                          =========

---
See notes to financial statements.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Financial Highlights



                                                                                         For the Six        For the
                                                                                           Months        Period Ended
                                                                                            Ended        November 30, 2002*
                                                                                        May  31, 2003
                                                                                         (Unaudited)
--------
Per Share Operating Performance:
Net asset value, beginning of period                                                          $ 14.10    $ 14.25**
                                                                                                 --------         --------
Net investment income                                                                            0.57         0.36
Net realized and unrealized loss on investments, futures transactions, swap contracts            0.64       (0.16)
and short sales
                                                                                                 --------         --------
Net increase in net asset value resulting from operations                                        1.21         0.20
                                                                                                 --------         --------
Dividends from net investment income                                                           (0.65)       (0.32)
Offering costs charged to additional paid-in-capital                                               --       (0.03)
                                                                                                 --------         --------
Net asset value, end of period                                                                $ 14.66      $ 14.10
                                                                                            =========    =========
Market price, end of period                                                                 $ 14.8900    $ 13.6800
                                                                                            =========    =========
Total Investment Return +                                                                  13.92% (1)  (6.66)% (1)
Ratios to Average Net Assets/Supplementary Data:                                            $ 148,657    $ 142,921
Net assets, end of period (000's)
Operating expenses                                                                          1.16% (2)    1.23% (2)
Interest expense                                                                            0.98% (2)    1.09% (2)
   Total expenses                                                                           2.14% (2)    2.32% (2)
Net expenses                                                                                2.14% (2)    2.29% (2)
Net investment income                                                                       8.00% (2)    7.38% (2)
Portfolio turnover rate                                                                       29% (1)      70% (1)

---
+ Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of the period reported. For the period ended November 30, 2002, total investment return is based on a beginning period price of $15.00 (initial offering price). Total investment return for subsequent periods is computed based upon the New York Stock Exchange market price of the Fund's shares. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions and is not annualized.
(1)      Not Annualized
(2)      Annualized
*        Commenced operations on July  26, 2002
** Initial public offering price of $15.00 per share less underwriting discount of $0.75 per share.
---
See notes to financial statements.


1. The Fund

The Hyperion Strategic Mortgage Income Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on May 17, 2002, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on July 26, 2002. Prior to July 26, 2002, the Fund had no operations other than the sale of 7,018 shares for $100,000 to Hyperion Capital Management, Inc. (the "Advisor").

The Fund's investment objective is to provide a high level of current income by investing primarily in mortgage-backed securities. No assurance can be given that the Fund's investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 21% of the investments in securities held by the Fund at May 31, 2003) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may invest in swap agreements. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. For the six months ended May 31, 2003, such net payments made by the Fund amounted to $259,626. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2003.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. During the six months ended May 31, 2003, the Advisor earned $470,813 in investment advisory fees.

The Advisor has entered into a Sub-Advisory Agreement with Lend Lease Hyperion Capital Advisors, LLC (the "Sub-advisor"). The Sub-advisor is owned equally by Lend Lease Real Estate Investments, Inc. and the Advisor and was formed for the purpose of managing portfolios of commercial mortgage-backed securities ("CMBS"). Under the terms of the agreement, the Sub-advisor is to assist in managing the Fund's investments in CMBS and to provide such investment research and advice regarding CMBS as may be necessary for the operation of the Fund. For such services, the Advisor pays, out of its advisory fee, a monthly fee equal to a percentage of the portion of the Fund's average weekly net assets that are invested in CMBS. The fee is determined by the credit rating of the CMBS at the time of purchase, and ranges from 1.00% for unrated CMBS to 0.13% for AAA/Aaa rated CMBS.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. During the six months ended May 31, 2003 the Administrator earned $144,866 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor/Administrator.

4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended May 31, 2003, were $8,666,711 and $10,277,381, respectively. Purchases and sales of U.S. Government securities, for the six months ended May 31, 2003, were $56,743,315 and $51,955,216, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.





5. Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2003 the Fund had the following reverse repurchase agreements outstanding:

 Face Value                                       Description                                            Maturity Amount
 --------                                         --------                                                    --------
$17,835,000                          Lehman Brothers, 1.32%, dated 05/14/03, maturity date 06/06/03      $ 17,850,041
13,867,000                           Lehman Brothers, 1.31%, dated 05/28/03, maturity date 06/18/03        13,877,597
14,822,000                             Merrill Lynch, 1.29%, dated 05/08/03, maturity date 06/05/03        14,836,871
9,568,000                              Morgan Stanley 1.10%, dated 05/28/03, maturity date 06/04/03         9,570,046
12,108,350                             Morgan Stanley 1.28%, dated 05/29/03, maturity date 06/09/03        12,113,086
                                                                                                            --------
--------
$     68,200,350
=========
                                                        Maturity Amount, Including Interest Payable      $ 68,247,641
                                                                                                                 --------
                                                       Market Value of Assets Sold Under Agreements      $ 68,060,768
                                                                                                                 --------
                                                                     Weighted Average Interest Rate             1.27%
                                                                                                                 --------

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2003, was approximately $69,605,686 at a weighted average interest rate of 1.29%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $75,802,346 as of April 15, 2003, which was 34.39% of total assets.


6. Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 10,139,728 shares outstanding at May 31, 2003, the Advisor owned 7,018 shares.

In connection with the initial public offering of the Fund's Shares, the Advisor made an undertaking to pay any offering costs in excess of $0.03 per common share. The Advisor has advised the Fund that such excess amounted to $482,964.



7. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2003.

As of May 31, 2003, the following swap agreements were outstanding:

Notional Amount             Expiration                         Description                        Net Unrealized
                               Date                                                                Appreciation/
                                                                                                  (Depreciation)
--------                     --------                            --------                            --------
$18,800,000                     01/02/06       Agreement with Goldman Sachs Capital Markets, LP,       $ (351,934)
                                                dated 12/30/02 to pay semi-annually the notional
                                            amount multiplied by 2.458% and to
                                                receive quarterly the notional
                                                amount multiplied by 3 month
                                                LIBOR.
$25,800,000                     01/02/06    Agreement with Morgan Stanley Capital Services Inc.,         (482,320)
                                                                                           dated
                                               12/30/02 to pay semi-annually the notional amount
                                               multiplied by 2.457% and to receive quarterly the
                                                    notional amount multiplied by 3 month LIBOR.
                                                                                                              --------
                                                                                                       $ (834,254)


As of May 31,
2003, the
following futures
contracts were
outstanding:
Short:
Notional              Type                    Expiration  Date      Cost at          Value at       Net Unrealized
Ammount                                                            Trade Date       May 31, 2003     Appreciation/
                                                                                                    (Depreciation)

$     6,200,000     10 Yr. U.S. Treasury Note        June 2003    $7,103,379        $7,381,875          $ (278,496)
6,500,000           10 Yr. U.S. Treasury Note   September 2003     7,673,047         7,698,924             (25,877)
                                                                                                           --------
                                                                                                        $ (304,373)
                                                                                                          =========


8. Federal Income Tax Information
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the period ended November 30, 2002 the tax character of the $3,284,670 of distributions paid was from ordinary income.

At November 30, 2002 the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed Tax ordinary income                                       $540,088
                                                                       =========
Tax basis capital loss carryover                                      $(914,308)
Less: Cumulative timing differences                                    (186,778)
                                                                       =========
 Accumulated capital loss                                           $(1,101,086)
                                                                       =========
Book basis unrealized appreciation/(depreciation)                     $(806,504)
Plus: Cumulative timing differences                                      121,897
                                                                       =========
 Unrealized appreciation/(depreciation)                               $(684,607)
                                                                       =========

The cumulative timing differences under tax basis capital loss carryover are due to post-October losses. The differences between book and tax basis unrealized appreciation/(depreciation) is primarily attributable to the mark-to-market of futures.

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at May 31, 2003 was $215,316,217. Net unrealized appreciation was $7,182,400 (gross unrealized appreciation - $8,152,409; gross unrealized depreciation - $970,009). At November 30, 2002, the Fund had a capital loss carryforward of $914,308, which expires in 2010, available to offset any future gains, to the extent provided by regulations.

9. Subsequent Events

Dividend: The Fund's Board of Directors declared the following regular monthly dividends:

Dividend                                      Record Date      Payable
Per Share                                                        Date
--------                                      --------         --------
$0.1080                                          06/17/03     06/26/03


THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
Information Concerning Directors and Officers (Unaudited)

The following tables provide information concerning the directors and officers of The Hyperion Strategic Mortgage Income Fund, Inc. (the "Fund").

Name, Address                   Position(s) Held                       Principal Occupation(s)          Number of
and Age                            with Fund and                       During Past 5 Years and      Portfolios in
                                  Term of Office          Other Directorships Held by Director       Fund Complex
                                   and Length of                                                         Overseen
                                     Time Served                                                      by Director

Class I Nominee/Directors to serve until 2006 Annual Meeting of Stockholders:

Robert F. Birch              Director, Member of      Chairman and President, New America High                  4
c/o One Liberty Plaza, New             The Audit   Income Fund (1992-Present); Chairman of the
York, New York 10006-1404      Committee, Member      Board and Co-Founder, The China Business
                               of Nominating and         Group, Inc. (1996-Present); Director,
Age 67                              Compensation       Brandywine Funds (2) (2001 to Present).
                                   Committee and
                             Member of Executive     Formerly, Director and Strategic Planning
              Committee Consultant, Dewe Rogerson, Ltd. (1994-1998)

                                 Elected for One
                              Year Term/Director
                                 since June 2002
Class II Director to serve until 2004 Annual Meeting of Stockholders:
Rodman L. Drake              Director, Member of            Director and/or Trustee of several                  3
c/o One Liberty Plaza, New             the Audit  investment companies (3) advised by Hyperion
York, New York 10006-1404    Committee, Chairman      Capital Management, Inc. (1989-Present);
                               of Nominating and               Co-founder, Baringo Capital LLC
Age 60                              Compensation      (2002-Present); Director, Animal Medical
                                      Committees              Center (2002-Present); Director,
                                                  Hotelevision, Inc. (1999-Present); Chairman,
                                 Elected for Two                 Metro Cash Card International
                              Year Term/Director             (1999-Present). Director, Parsons
                                 since June 2002  Brinckerhoff, Inc. (1995-Present); Director,
                                                        Absolute Quality Inc. (2000- Present);
                                                                Trustee of Excelsior Funds (3)
                                                          (1994-Present). Formerly, President,
                                                           Continuation Investments Group Inc.
                                                         (1997-2001); Director, Alliance Group
                                                                   Services, Inc. (1998-2001).
Harry E. Petersen, Jr.       Director, Member of            Director and/or Trustee of several                  3
c/o One Liberty Plaza, New             the Audit  investment companies (3) advised by Hyperion
York, New York 10006-1404      Committee, Member            Capital Management, Inc. or by its
                               of Nominating and                    affiliates (1992-Present).
Age 78                              Compensation
                              Committees, Member    Formerly, Senior Consultant to Cornerstone
             of Executive Equity Advisors, Inc. (1998-2001); Senior
                                       Committee             Consultant to Potomac Babson Inc.
                                                                                  (1995-1998).
                                 Elected for Two
                              Year Term/Director
                                 since June 2002






Name, Address                   Position(s) Held                       Principal Occupation(s)          Number of
and Age                            with Fund and                       During Past 5 Years and      Portfolios in
                                  Term of Office          Other Directorships Held by Director       Fund Complex
                                   and Length of                                                         Overseen
                                     Time Served                                                      by Director
--------
Class III Director to serve until 2005 Annual Meeting of Stockholders:
Lewis S. Ranieri*              Chairman, Elected       Chairman and Chief Executive Officer of                  3
c/o One Liberty Plaza, New   annually since June   Ranieri & Co., Inc. (since 1988); President
York, New York 10006-1404                   2002   of LSR Hyperion Corp., a general partner of
                                                   the limited partnership that is the general
Age 56                       Director, Member of  partner of Hyperion Partners L.P. ("Hyperion
                             Executive Committee         Partners") (since 1988); Director and
                                                     Chairman of the Board of Hyperion Capital
                               Elected for Three  Management, Inc. (since June 2002); Director
                              Year Term/Director    and Vice Chairman of the Board of Hyperion
                                 since June 2002  Capital Management, Inc. (from November 1998 through June 2002) Director and Chairman of
                                                     the Board of Hyperion Capital Management,
                                                       Inc. (1989-November 1998); Director and
                                                   President of Hyperion Funding II Corp., the
                                                       general partnership that is the general
                                                         partner of Hyperion Partners II, L.P.
                                                          (Hyperion Partners II); Chairman and
                                                         President of various other direct and
                                                    indirect subsidiaries of Hyperion Partners
                                                  (since 1989) and Hyperion Partners II (since
                                                   1995); Chairman of the Board (1989-December
                                                    1998 and June 2002 through present) and/or
                                                   Director (since 1989) of several investment
                                                     companies (3) advised by Hyperion Capital
                                                        Management, Inc. or by its affiliates.

                                                       Formerly, Director and Chairman of Bank
                                                     United Corp., and Director of Bank United
                                                  (1988-2001); Director of Lend Lease Hyperion
                                                    Mortgage Opportunity Fund, Inc. (formerly,
                                                       Equitable Real Estate Hyperion Mortgage
                                                        Opportunity Fund, Inc.) and Lend Lease
                                                       Hyperion High Yield Commercial Mortgage
                                                   Fund, Inc. (formerly, Equitable Real Estate
                                                       Hyperion High Yield Commercial Mortgage
                                                                      Fund, Inc.) (1995-1999).
Leo M. Walsh, Jr.             Director, Chairman            Director and/or Trustee of several                  4
c/o One Liberty Plaza, New          of the Audit  investment companies (3) advised by Hyperion
York, New York 10006-1404      Committee, Member            Capital Management, Inc. or by its
                               of Nominating and          affiliates (1989-Present); Financial
Age 70                              Compensation   Consultant for Medco Health Solutions, Inc.
                                      Committees      (formerly, Merck-Medco Managed Care LLC)
                                                        (1994-Present); Director of Lend Lease
                               Elected for Three      Hyperion Mortgage Opportunity Fund, Inc.
                              Year Term/Director     (formerly, Equitable Real Estate Hyperion
                                 since June 2002     Mortgage Opportunity Fund, Inc.) and Lend
                                                     Lease Hyperion High Yield CMBS Fund, Inc.
                                                     (formerly, Equitable Real Estate Hyperion
                                                    High Yield Commercial Mortgage Fund, Inc.)
                                                                               (1999-Present).





* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Fund's Advisor.

Officers of the Fund

Name, Address                    Position(s)     Term of Office and     Principal Occupation(s)
and Age                          Held            Length of Time         During Past 5 Years
                                 with Fund       Served
--------
Lewis S. Ranieri*                       Chairman   Elected Annually     Please see "Information Concerning
c/o One Liberty Plaza,                              Since June 2002                             Directors."
New York, New York
10006-1404

Age 56
Clifford E. Lai*                       President   Elected Annually   President (since November 1998) of Hyperion
c/o One Liberty Plaza,                              Since June 2002               Capital Management, Inc. (March
New York, New York                                                     1993-Present); President (since June 1997)
10006-1404                                                                      of Hyperion 2005 Investment Grade
                                                                        Opportunity Term Trust, Inc. (Senior Vice
Age 50                                                                   President from April 1993 to June 1997);
                                                                            President (since October 1995) of The
                                                                       Hyperion Total Return Fund, Inc.; Director
                                                                         and Chairman of the Board (since October
                                                                      2000) of the Lend Lease Hyperion High-Yield
                                                                              CMBS Fund, Inc. Formerly, President

                                                                       (December
                                                                       1999-October
                                                                       2000) of
                                                                       the Lend
                                                                       Lease
                                                                       Hyperion
                                                                       High-Yield
                                                                       CMBS
                                                                       Fund,
                                                                       Inc.;
                                                                                  Senior Vice President (November
                                                                            1998-December 1999) of the Lend Lease
                                                                          Hyperion High-Yield Commercial Mortgage
                                                                      Fund, Inc; Senior Vice President (September
                                                                        1995-November 1998) of the Equitable Real
                                                                            Estate Hyperion High-Yield Commercial
                                                                                              Mortgage Fund, Inc.
John Dolan* Vice President Elected Annually Chief Investment Strategist
(1998-Present) c/o One Liberty Plaza, Since June 2002 and Chief Investment
Officer (since 2002) of New York, New York Hyperion Capital Management.
10006-1404

Age 49
Patricia A. Sloan*                Vice President   Elected Annually                  Consultant of Ranieri & Co.,
c/o One Liberty Plaza,                              Since June 2002       Inc.(2000-Present). Formerly Secretary,
New York, New York                                                             Director and/or Trustee of several
10006-1404                                                               investment companies advised by Hyperion
                                                                               Capital Management, Inc. or by its
Age 59                                                                                    affiliates (1989-2002).
Thomas F. Doodian*                     Treasurer   Elected Annually    Managing Director, Chief Operating Officer
c/o One Liberty Plaza,                              Since June 2002    (1998-Present) and Director of Finance and
New York, New York                                                       Operations, Hyperion Capital Management,
10006-1404                                                                 Inc. (July 1995-Present). Treasurer of
                                                                          several investment companies advised by
Age 44                                                                Hyperion Capital Management, Inc. (February
                                                                                                   1998-Present).
Joseph Tropeano                        Secretary   Elected Annually     Director and Compliance Officer, Hyperion
c/o One Liberty Plaza,                              Since June 2002      Capital Management, Inc. (1993-Present);
New York, New York                                                    Secretary and Compliance Officer of several
10006-1404                                                               investment companies advised by Hyperion
                                                                         Capital Management, Inc. (1994-Present);
Age 41                                                               Secretary and Compliance Officer, Lend Lease
                                                                                   Hyperion Capital Advisors, LLC
                                                                         (1995-Present); Secretary and Compliance
                                                                        Officer of Lend Lease Hyperion High-Yield
                                                                        CMBS Fund, Inc. (1998-Present). Formerly,
                                                                      Assistant Secretary and Compliance Officer,
                                                                              AIG Hyperion Inc. (1994-2002); Vice
                                                                       President and Compliance Officer, Hyperion
                                                                                  Distributors, Inc. (1994-1998).

The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.



* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Fund's Advisor.



                           DIVIDEND REINVESTMENT PLAN

A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR
HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
For General Information about the Trust:
(800) HYPERION

SUB-ADVISOR
LEND LEASE HYPERION CAPITAL ADVISORS, LLC One Liberty Plaza 165 Broadway, 36th Floor New York, New York 10006-1404

SUB-ADMINISTRATOR
STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT
STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116


TRANSFER AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
(800) 937-5449

INDEPENDENT AUDITORS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, North West
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares in the open market at prevailing market prices.


Officers & Directors


Lewis S. Ranieri
Chairman

Robert F. Birch*
Director

Rodman L. Drake*
Director

Leo M. Walsh, Jr.*
Director

Harry E. Petersen, Jr.*
Director

Clifford E. Lai
President

Patricia A. Sloan
Vice President

John Dolan
Vice President

Thomas F. Doodian
Treasurer

Joseph Tropeano
Secretary

* Audit Committee Members

The financial information included herein is taken from the records of the Fund without audit by the Fund's independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.


                         The Hyperion Strategic Mortgage
                                Income Fund, Inc.
                                One Liberty Plaza
                            165 Broadway, 36th Floor
                             New York, NY 10006-1404


Item 2. Code of Ethics.

         Not applicable.

Item 3. Audit Committee Financial Expert.

         Not applicable.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5. [Reserved]

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the registrant's principal executive officer and principal financial officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect such controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)      Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

By:  /s/ Clifford E. Lai
        Clifford E. Lai
        President and Principal Executive Officer

Date:  August 7, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
        Clifford E. Lai
        President and Principal Executive Officer

Date:  August 7, 2003

By:  /s/ Thomas F. Doodian
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  August 7, 2003